ING BALANCED PORTFOLIO, INC.

ING INTERMEDIATE BOND PORTFOLIO

ING INVESTORS TRUST

ING MONEY MARKET PORTFOLIO

ING PARTNERS, INC.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

ING VARIABLE FUNDS

ING VARIABLE INSURANCE TRUST

ING VARIABLE PORTFOLIOS, INC.

ING VARIABLE PRODUCTS TRUST

(the “Registrants”)

Supplement dated August 7, 2013 to the

Current Prospectuses

for each Series of the above named Registrants

(collectively, the “Portfolios”)

Effective immediately, the Registrants’ current Prospectuses are hereby revised as follows:

1.

ING American Century Small-Mid Cap Value Portfolio	ING JPMorgan Small Cap Core Equity Portfolio
ING American Funds World Allocation Portfolio	ING Large Cap Growth Portfolio
ING Australia Index Portfolio	ING Large Cap Value Portfolio
ING Balanced Portfolio	ING Limited Maturity Bond Portfolio
ING Baron Growth Portfolio	ING Liquid Assets Portfolio
ING BlackRock Health Sciences Opportunities Portfolio	ING Marsico Growth Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING MFS Total Return Portfolio
ING BlackRock Large Cap Growth Portfolio	ING MFS Utilities Portfolio
ING Bond Portfolio	ING MidCap Opportunities Portfolio
ING Clarion Global Real Estate Portfolio	ING Money Market Portfolio
ING Clarion Real Estate Portfolio	ING Morgan Stanley Global Franchise Portfolio
ING Columbia Contrarian Core Portfolio	ING Multi-Manager Large Cap Core Portfolio
ING Columbia Small Cap Value II Portfolio	ING Oppenheimer Global Portfolio
ING DFA Global Allocation Portfolio	ING PIMCO High Yield Portfolio
ING DFA World Equity Portfolio	ING PIMCO Total Return Bond Portfolio
ING Emerging Markets Index Portfolio	ING PIMCO Total Return Portfolio
ING Euro STOXX 50® Index Portfolio	ING Pioneer High Yield Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING Pioneer Mid Cap Value Portfolio
ING Franklin Income Portfolio	ING Retirement Conservative Portfolio
ING Franklin Mutual Shares Portfolio	ING Retirement Growth Portfolio
ING FTSE 100 Index® Portfolio	ING Retirement Moderate Growth Portfolio
ING GET U.S. Core Portfolio - Series 13	ING Retirement Moderate Portfolio
ING GET U.S. Core Portfolio - Series 14	ING Russell™ Large Cap Growth Index Portfolio
ING Global Bond Portfolio	ING Russell™ Large Cap Index Portfolio
ING Global Perspectives Portfolio	ING Russell™ Large Cap Value Index Portfolio

ING Global Resources Portfolio	ING Russell™ Mid Cap Growth Index Portfolio
ING Global Value Advantage Portfolio	ING Russell™ Mid Cap Index Portfolio
ING Goldman Sachs Commodity Strategy Portfolio	ING Russell™ Small Cap Index Portfolio
ING Growth and Income Portfolio	ING Small Company Portfolio
ING Hang Seng Index Portfolio	ING SmallCap Opportunities Portfolio
ING Index Plus LargeCap Portfolio	ING Strategic Allocation Conservative Portfolio
ING Index Plus MidCap Portfolio	ING Strategic Allocation Growth Portfolio
ING Index Plus SmallCap Portfolio	ING Strategic Allocation Moderate Portfolio
ING Intermediate Bond Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING International Index Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING International Value Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Invesco Comstock Portfolio	ING T. Rowe Price Growth Equity Portfolio
ING Invesco Equity and Income Portfolio	ING T. Rowe Price International Stock Portfolio
ING Invesco Growth and Income Portfolio	ING Templeton Foreign Equity Portfolio
ING Japan TOPIX Index® Portfolio	ING Templeton Global Growth Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING U.S. Bond Index Portfolio
ING JPMorgan Mid Cap Value Portfolio	ING U.S. Stock Index Portfolio

With respect to the Portfolios listed in the table above, the second, third, and fourth paragraphs of the sub-section entitled “The Sub-Adviser(s) and Portfolio Managers” of each Prospectus, is hereby deleted in its entirety and replaced with the following:

The Adviser(s) act as a “manager-of-managers” for the Portfolio(s). The Adviser(s) have ultimate responsibility, subject to the oversight of the Portfolio(s)’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers.  The Portfolio(s) and the Adviser(s) have received exemptive relief from the SEC which permits the Adviser(s), with the approval of the Portfolio(s)’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser(s) (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser(s) or of another company that, indirectly or directly wholly owns the Adviser(s) (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser(s) delegate to the sub-advisers of the Portfolio(s) the responsibility for day-to-day investment management or for asset allocation amongst the underlying funds, as applicable, subject to the Adviser(s)’ oversight. The Adviser(s) are responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolio(s).  Pursuant to the exemptive relief, the Adviser(s), with the approval of the Portfolio(s)’ Board, have the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate a Portfolio’s assets among other sub-advisers.  In these instances, the Adviser(s) may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser(s) exercise its/their discretion to replace a sub-adviser of the Portfolio(s) or add a new sub-adviser to the Portfolio(s), the Portfolio(s) will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days.  The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the (applicable) Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser(s) may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by the/each Portfolio’s shareholders.

2.

ING American Funds Asset Allocation Portfolio	ING Franklin Templeton Founding Strategy Portfolio
ING American Funds Global Growth and Income Portfolio	ING Fidelity® VIP Contrafund® Portfolio
ING American Funds International Growth and Income Portfolio	ING Fidelity® VIP Equity-Income Portfolio
ING American Funds International Portfolio	ING Fidelity® VIP Mid Cap Portfolio

With respect to the Portfolios listed in the table above, the second and third paragraphs of the sub-section entitled “Manager-of-Managers Structure” of each Prospectus, is hereby deleted in its entirety and replaced with the following:

The Adviser may act as a “manager-of-managers” for the Portfolio(s).  The Adviser has ultimate responsibility, subject to the oversight of the Portfolio(s)’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers.  The Portfolio(s) and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Portfolio(s)’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser(s) (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser may delegate to the sub-advisers of the Portfolio(s) the responsibility for day-to-day investment management, subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolio(s).  Pursuant to the exemptive relief, the Adviser, with the approval of the Portfolio(s)’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate a Portfolio’s assets among other sub-advisers.  In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of the Portfolio(s) or add a new sub-adviser to the Portfolio(s), the Portfolio(s) will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days.  The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by the/each Portfolio’s shareholders.

3.

ING Index Solution 2015 Portfolio	ING Solution 2030 Portfolio
ING Index Solution 2020 Portfolio	ING Solution 2035 Portfolio
ING Index Solution 2025 Portfolio	ING Solution 2040 Portfolio

ING Index Solution 2030 Portfolio	ING Solution 2045 Portfolio
ING Index Solution 2035 Portfolio	ING Solution 2050 Portfolio
ING Index Solution 2040 Portfolio	ING Solution 2055 Portfolio
ING Index Solution 2045 Portfolio	ING Solution Aggressive Portfolio
ING Index Solution 2050 Portfolio	ING Solution Balanced Portfolio
ING Index Solution 2055 Portfolio	ING Solution Conservative Portfolio
ING Index Solution Income Portfolio	ING Solution Income Portfolio
ING Solution 2015 Portfolio	ING Solution Moderately Aggressive Portfolio
ING Solution 2020 Portfolio	ING Solution Moderately Conservative Portfolio
ING Solution 2025 Portfolio

With respect to the Portfolios listed in the table above, the fourth and fifth paragraphs of the sub-section entitled “Management Fees” of each Prospectus, is hereby deleted in its entirety and replaced with the following:

The Sub-Adviser and Portfolio Managers

The Adviser has engaged a sub-adviser to provide the day-to-day management of the Portfolios’ portfolio. The sub-adviser is an affiliate of the Adviser.

The Adviser acts as a “manager-of-managers” for the Portfolios.  The Adviser has ultimate responsibility, subject to the oversight of the Portfolios’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers.  The Portfolios and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Portfolios the responsibility for asset allocation amongst the underlying funds, subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolios.  Pursuant to the exemptive relief, the Adviser, with the approval of the Portfolios’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate a Portfolio’s assets among other sub-advisers.  In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of the Portfolios or add a new sub-adviser to the Portfolios, the Portfolios will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days.  The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by the/each Portfolio’s shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE